TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expenses:
Current	$ 1,133	$ 2,184	$ 1,612
Deferred	(402)	(22)	(140)
Taxes on income	731	2,162	1,472
Income tax expenses by jurisdiction:
Domestic	(226)	809	0
Foreign	957	1,353	1,472
Income tax expense	$ 731	$ 2,162	$ 1,472